Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined benefit plan net periodic benefit cost [Abstract]
Discount rate of benefit obligation (in hundredths)	5.50%	5.50%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated annual benefit payments for 2014	$ 0
Estimated annual benefit payments for 2015	0
Estimated annual benefit payments for 2016	120,000
Estimated annual benefit payments for 2017	240,000
Estimated annual benefit payments for 2018	302,000
Estimated annual benefit payments for 2019 through 2023	332,000
Estimated annual benefit payments thereafter	4,800,000
Employee contribution (in hundredths)	3.00%
Plan expenses	122,000	109,000
Supplemental Employee Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	3,218,000	3,137,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	3,137,000	3,002,000
Service cost	(55,000)	(6,000)
Interest cost	170,000	165,000
Gain	(34,000)	(24,000)
Benefit obligation, December 31	3,218,000	3,137,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	(55,000)	(6,000)
Interest cost	170,000	165,000
Loss (gain)	115,000	(24,000)
Prior service cost recognized	0	0
Net periodic benefit cost	$ 230,000	$ 135,000